Return of Capital: (Details Text) $ / shares in Units, $ in Millions	1 Months Ended
Jun. 30, 2019 USD ($) $ / shares
Return of Capital: [Abstract]
Returned to shareholders | $	$ 76
Returned to shareholders per share | $ / shares	$ 0.76